UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ ]  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period
_____________ to _____________

Date of Report (Date of earliest event reported)  ______________________

Commission File Number of securitizer: ______________________

Central Index Key Number of securitizer: ______________________

___________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001257102

Citigroup Mortgage Loan Trust 2022-INV1

 (Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  Not applicable
Central Index Key Number of underwriter (if applicable): Not applicable

Ryan O’Connor, Citigroup Mortgage Loan Trust Inc., (212) 816-1273
R.J. Carlson, Sidley Austin LLP, (212) 839-6730

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by
the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G.  Please see the Exhibit Index for the related information.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G furnished by Citigroup Mortgage Loan Trust Inc. on January 20, 2022 (the “Original 15G Report”) and is being furnished to replace in their entirety the reports attached to the Original 15G Report as Schedule 1, Schedule 5, Schedule 6, Schedule 8, Schedule 9, Schedule 10 and Schedule 12 of Exhibit 99.1.  Such reports are hereby replaced in their entirety by the reports furnished as Schedule 1, Schedule 5, Schedule 6, Schedule 8, Schedule 9, Schedule 10 and Schedule 12 of Exhibit 99.1 to this Form ABS‑15G/A. In addition, this Form ABS-15G/A amends the Original 15G Report to include an additional schedule in Exhibit 99.1 which is furnished as Schedule 13 of Exhibit 99.1 to this Form ABS-15G/A.

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Form ABS Due Diligence-15E
Schedule 5 – Loan Level Exceptions Report
Schedule 6 – Exception Grades Report
Schedule 8 – Supplemental Data Report I
Schedule 9 – Supplemental Data Report II
Schedule 10 – ASF Report I
Schedule 12 – Grade Migration Report
Schedule 13 – Rating Agency Grades Report

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 26, 2022

CITIGROUP MORTGAGE LOAN TRUST INC. (Depositor)

By:	/s/ Phil Seares
Name: Phil Seares
Title: Vice President and Director
(Senior officer in charge of securitization of the Depositor)